Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
Supplement [Text Block]	jpmt_SupplementTextBlock
J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 31, 2015

to the Prospectuses dated

July 1, 2014, as supplemented

CHANGE IN REFERENCE BENCHMARK FOR THE FUND. Effective immediately, the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) is changed from the J.P. Morgan Emerging Markets Bond Index Global (“Existing Benchmark”) to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). This change is being made as the New Benchmark is widely recognized and distributes country weights more evenly than the Existing Benchmark. The Fund’s duration will generally be similar to that of the New Benchmark under normal market conditions and the Fund’s adviser will continue to establish overweight and underweight positions relative to the New Benchmark. Although the types of investments and strategies used by the Fund will not change, the Fund’s composition and allocations will change as the adviser re-allocates the Fund’s overweight and underweight positions using the New Benchmark as a reference point.

The 2nd paragraph under “What are the Fund’s main investment strategies?” in the Fund risk/return section on page 16 of the Class A, Class C and Select Class Shares prospectus and on page 15 of the Class R2, Class R5 and Class R6 Shares prospectus is hereby deleted in its entirety and replaced with the following:

These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of January 30, 2015, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 7.06 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

The 4th paragraph under “What are the Fund’s main investment strategies?” in the Fund risk/return section on page 16 of the Class A, Class C and Select Class Shares prospectus and on page 15 of the Class R2, Class R5 and Class R6 Shares prospectus is hereby deleted in its entirety and replaced with the following:

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

For Class A, Class C and Select Class Shares

In addition, the referenced sections on page 18 of the Fund’s Class A, Class C and Select Class Shares prospectus are hereby deleted in their entirety and replaced with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Select Class Shares prior to their inception includes the performance of the only class of shares of the Fund that operated in a master-feeder structure. The performance in the table for Class A and Class C Shares is based on the performance of Select Class Shares prior to the inception of the Class A and Class C Shares. The actual returns of Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Best Quarter	2nd quarter, 2009	17.09%
Worst Quarter	4th quarter, 2008	–18.46%

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	3.86%	7.03%	6.69%
Return After Taxes on Distribution	2.11	4.89	4.15
Return After Taxes on Distribution And Sale of Fund Shares	2.20	4.61	4.31
CLASS A SHARES
Return Before Taxes	3.64	6.75	6.46
CLASS C SHARES
Return Before Taxes	6.02	6.24	6.02
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.43	7.57	7.69
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.53	7.27	7.69
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	1.38	5.81	6.83

1	Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Bond Index Global Diversified (Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.

For the Class R5 and Class R6 Shares

The referenced sections on page 18 of the Fund’s Class R5 and Class R6 Shares prospectus are hereby deleted in their entirety and replaced with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R5 Shares is based on the performance of Select Class Shares prior to the inception of Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Best Quarter	2nd quarter, 2009	16.95%
Worst Quarter	4th quarter, 2008	–18.43%

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	4.00%	7.24%	6.88%
Return After Taxes on Distribution	2.19	5.07	4.30
Return After Taxes on Distribution And Sale of Fund Shares	2.28	4.76	4.40
CLASS R6 SHARES
Return Before Taxes	4.08	7.25	6.88
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.43	7.57	7.69
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.53	7.27	7.69
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	1.38	5.81	6.83

1	Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Bond Index Global Diversified (the Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock
J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 31, 2015

to the Prospectuses dated

July 1, 2014, as supplemented

CHANGE IN REFERENCE BENCHMARK FOR THE FUND. Effective immediately, the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) is changed from the J.P. Morgan Emerging Markets Bond Index Global (“Existing Benchmark”) to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). This change is being made as the New Benchmark is widely recognized and distributes country weights more evenly than the Existing Benchmark. The Fund’s duration will generally be similar to that of the New Benchmark under normal market conditions and the Fund’s adviser will continue to establish overweight and underweight positions relative to the New Benchmark. Although the types of investments and strategies used by the Fund will not change, the Fund’s composition and allocations will change as the adviser re-allocates the Fund’s overweight and underweight positions using the New Benchmark as a reference point.

The 2nd paragraph under “What are the Fund’s main investment strategies?” in the Fund risk/return section on page 16 of the Class A, Class C and Select Class Shares prospectus and on page 15 of the Class R2, Class R5 and Class R6 Shares prospectus is hereby deleted in its entirety and replaced with the following:

These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of January 30, 2015, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 7.06 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

The 4th paragraph under “What are the Fund’s main investment strategies?” in the Fund risk/return section on page 16 of the Class A, Class C and Select Class Shares prospectus and on page 15 of the Class R2, Class R5 and Class R6 Shares prospectus is hereby deleted in its entirety and replaced with the following:

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

For Class A, Class C and Select Class Shares

In addition, the referenced sections on page 18 of the Fund’s Class A, Class C and Select Class Shares prospectus are hereby deleted in their entirety and replaced with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Select Class Shares prior to their inception includes the performance of the only class of shares of the Fund that operated in a master-feeder structure. The performance in the table for Class A and Class C Shares is based on the performance of Select Class Shares prior to the inception of the Class A and Class C Shares. The actual returns of Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Best Quarter	2nd quarter, 2009	17.09%
Worst Quarter	4th quarter, 2008	–18.46%

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	3.86%	7.03%	6.69%
Return After Taxes on Distribution	2.11	4.89	4.15
Return After Taxes on Distribution And Sale of Fund Shares	2.20	4.61	4.31
CLASS A SHARES
Return Before Taxes	3.64	6.75	6.46
CLASS C SHARES
Return Before Taxes	6.02	6.24	6.02
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.43	7.57	7.69
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.53	7.27	7.69
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	1.38	5.81	6.83

1	Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Bond Index Global Diversified (Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

R5, R6 Shares | JPMorgan Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock
J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 31, 2015

to the Prospectuses dated

July 1, 2014, as supplemented

CHANGE IN REFERENCE BENCHMARK FOR THE FUND. Effective immediately, the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) is changed from the J.P. Morgan Emerging Markets Bond Index Global (“Existing Benchmark”) to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). This change is being made as the New Benchmark is widely recognized and distributes country weights more evenly than the Existing Benchmark. The Fund’s duration will generally be similar to that of the New Benchmark under normal market conditions and the Fund’s adviser will continue to establish overweight and underweight positions relative to the New Benchmark. Although the types of investments and strategies used by the Fund will not change, the Fund’s composition and allocations will change as the adviser re-allocates the Fund’s overweight and underweight positions using the New Benchmark as a reference point.

The 2nd paragraph under “What are the Fund’s main investment strategies?” in the Fund risk/return section on page 16 of the Class A, Class C and Select Class Shares prospectus and on page 15 of the Class R2, Class R5 and Class R6 Shares prospectus is hereby deleted in its entirety and replaced with the following:

These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of January 30, 2015, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 7.06 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

The 4th paragraph under “What are the Fund’s main investment strategies?” in the Fund risk/return section on page 16 of the Class A, Class C and Select Class Shares prospectus and on page 15 of the Class R2, Class R5 and Class R6 Shares prospectus is hereby deleted in its entirety and replaced with the following:

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

For the Class R5 and Class R6 Shares

The referenced sections on page 18 of the Fund’s Class R5 and Class R6 Shares prospectus are hereby deleted in their entirety and replaced with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R5 Shares is based on the performance of Select Class Shares prior to the inception of Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Best Quarter	2nd quarter, 2009	16.95%
Worst Quarter	4th quarter, 2008	–18.43%

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	4.00%	7.24%	6.88%
Return After Taxes on Distribution	2.19	5.07	4.30
Return After Taxes on Distribution And Sale of Fund Shares	2.28	4.76	4.40
CLASS R6 SHARES
Return Before Taxes	4.08	7.25	6.88
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.43	7.57	7.69
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.53	7.27	7.69
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	1.38	5.81	6.83

1	Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Bond Index Global Diversified (the Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE